Related Party Transactions (Tables)	12 Months Ended
Dec. 31, 2022
Text block [abstract]
Sales to and Purchases From Associates and Joint Ventures	Sales to and purchases from joint ventures and associates are as follows:

	Joint ventures			Associates
	2022	2021	2020	2022	2021	2020
Continuing operations	$m	$m	$m	$m	$m	$m
Sales	192	157	127	45	42	31
Purchases	41	29	24	20	19	15

Summary of Key Management Remuneration

Key management remuneration amounted to:	2022	2021	2020
	$m	$m	$m
Short-term benefits	14	10	9
Post-employment benefits	1	1	1
Share-based payments - calculated in accordance with the principles disclosed in note 8	9	8	6
Total	24	19	16